Earnings Per Share (Calculation of Basic and Diluted EPS) (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Schedule Of Earnings Per Share [Line Items]
Net income	$ 975	$ 854	$ 349	$ 1,806
Net income attributable to Dominion Energy - Basic	968	854	341	1,806
Net income attributable to Dominion Energy - Diluted	$ 955	$ 854	$ 315	$ 1,806
Average shares of common stock outstanding – Basic	813.0	653.9	802.9	652.4
Net effect of dilutive securities		1.0	0.1	0.4
Average shares of common stock outstanding – Diluted	813.0	654.9	803.0	652.8
Earnings Per Common Share – Basic	$ 1.19	$ 1.31	$ 0.42	$ 2.77
Earnings Per Common Share – Diluted	$ 1.17	$ 1.30	$ 0.39	$ 2.77
Series A Preferred Stock
Schedule Of Earnings Per Share [Line Items]
Series A Preferred Stock dividends	$ (7)		$ (8)
Dilutive effect of Series A Preferred Stock	$ (13)		$ (26)